Surface Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Surface Acquisition
Schedule of total consideration paid

(in thousands, except share and per share amounts)	As of Acquisition Date
Coherus common stock issued	11,971,460
Coherus common stock share price	$4.89

Fair value of components of purchase price consideration at closing:
Equity of combined company owned by Surface equity holders	$58,540
Contingent CVR liability	5,290
Equity of combined company owned by Surface former employees (1)	766
Fair value of total purchase consideration	$64,596
(1)	Represents 161,100 shares of Coherus common stock, net of shares withheld for taxes, issued to Surface’s former employees on the Acquisition Date.

Schedule of purchase price allocation to the estimated fair value of the net assets acquired

(in thousands)	Amounts Recognized at Acquisition Date
Assets Acquired
Cash and cash equivalents	$6,997
Investments in marketable securities	21,791
Prepaids and other assets	5,260
In-process research and development	26,239
Out-licenses	13,530
Total assets	$73,817
Liabilities Assumed
Accrued and other current liabilities	$7,722
Deferred tax liability	1,499
Total liabilities	9,221
Total net assets acquired	$64,596

Schedule of amounts allocated to identifiable intangible assets

(in thousands)	Useful lives	Fair Value at Acquisition Date
In-process research and development - casdozokitug	n/a	$25,899
In-process research and development - CHS-114	n/a	340
Out-license - GSK	15 years	2,506
Out-license - Novartis Institutes	15 years	11,024
Total identifiable intangible assets		$39,769

Schedule of unaudited pro forma summary of operations

(in thousands)	Year Ended December 31, 2023
Total revenues	$257,244
Net loss	$(284,575)